Financing Arrangements (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
2016 (Jan - Sept)	$ 10,718	$ 27,559
2017	14,836	179,349
2018	14,146	4,223
2019	14,798	4,336
2020	12,038	4,300
Thereafter	1,084,235	2,586
Subtotal	1,150,771	222,353
Less current portion	(14,287)	27,559
Total long-term debt	722,888	170,200	$ 180,657	$ 183,131
Senior Secured Credit Facility [Member]
2016 (Jan - Sept)		11,250
2017		174,375
2019		0
2020		0
Thereafter		0
Subtotal		185,625
Less current portion		11,250
Total long-term debt		174,375
Revolving Credit Facility [Member]
2016 (Jan - Sept)		11,240
2017		0
2018		0
2019		0
Thereafter		0
Subtotal		11,240
Less current portion		11,240
Total long-term debt		0
Term Loan B Facility [Member]
2016 (Jan - Sept)	3,375
2017	4,500
2018	4,500
2019	4,500
2020	4,500
Thereafter	427,500
Subtotal	448,875
Less current portion	(4,500)
Total long-term debt	444,375
ABL Facility [Member]
2016 (Jan - Sept)	0
2017	0
2018	0
2019	0
2020	0
Thereafter	351,702
Subtotal	351,702
Less current portion	0
Total long-term debt	351,702
Equipment Financing Facilities [Member]
2016 (Jan - Sept)	7,343	5,069
2017	10,336	4,974
2018	9,646	4,223
2019	10,298	4,336
2020	7,538	4,300
Thereafter	5,033	2,586
Subtotal	50,194	25,488		30,966
Less current portion	(9,787)	(5,069)	(5,439)	(5,352)
Total long-term debt	40,407	20,419	24,190	$ 25,614
Senior Notes [Member]
2016 (Jan - Sept)	0
2017	0
2018	0
2019	0
2020	0
Thereafter	300,000
Subtotal	290,091	0	0
Less current portion	0	0	0
Total long-term debt	$ 290,091	$ 0	$ 0